Financial Assets At Amortized Cost - Disclosure Of Financial Assets At Amortized Cost (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Financial assets at amortized costs [Abstract]
Financial assets at amortized cost past due	¥ 1,344	¥ 1,347	¥ 1,400
Carrying amounts of financial assets	0	241	259
Impairment loss recognized in the current period	¥ 247		¥ 539
Impairment gain recognized in the current period		¥ 18